UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Abrams Bison Investments, L.L.C.

Address: 4800 Hampden Lane, Suite 1050
         Bethesda, MD 20814


13F File Number: 028- 11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gavin M. Abrams
Title:   Managing Member
Phone:   (301) 657 5925


Signature, Place and Date of Signing:

   /s/ Gavin M. Abrams         Bethesda, Maryland            February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  13
Form 13F Information Table Value Total:  $479,278
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number    Name

1.      028-11159               Abrams Bison Partners, L.P.


                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2007

                               TITLE OF               VALUE       SHRS OR   SH/ PUT/  INVESTMENT        OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP       (X$1000)    PRN AMT   PRN CALL  DISCRETION        MGRS     SOLE   SHARED  NONE
ARBITRON INC                   COM        03875Q108   27,532       662,313  SH        SHARED-DEFINED     1            662,313
AUTOZONE INC                   COM        053332102   40,026       333,800  SH        SHARED-DEFINED     1            333,800
BED BATH & BEYOND INC          COM        075896100   88,375     3,006,992  SH        SHARED-DEFINED     1          3,006,992
CBS CORP NEW                   CL B       124857202   24,716       907,000  SH        SHARED-DEFINED     1            907,000
FREEPORT-MCMORAN COPPER & GO   COM        35671D857   49,724       485,400  SH        SHARED-DEFINED     1            485,400
HASBRO INC                     COM        418056107   47,530     1,858,100  SH        SHARED-DEFINED     1          1,858,100
HEIDRICK & STRUGGLES INTL IN   COM        422819102   15,114       407,289  SH        SHARED-DEFINED     1            407,289
NVR INC                        COM        62944T105   77,500       147,900  SH        SHARED-DEFINED     1            147,900
PIONEER NAT RES CO             COM        723787107   64,405     1,318,700  SH        SHARED-DEFINED     1          1,318,700
SLM CORP                       COM        78442P106    8,552       424,649  SH        SHARED-DEFINED     1            424,649
SUNOCO INC                     COM        86764P109    3,501        48,330  SH        SHARED-DEFINED     1             48,330
VALERO ENERGY CORP NEW         COM        91913Y100   12,147       173,450  SH        SHARED-DEFINED     1            173,450
RENAISSANCERE HOLDINGS LTD     COM        G7496G103   20,156       334,600  SH        SHARED-DEFINED     1            334,600



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